Deposits	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Deposits
Note 12: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	2025	2024
Amortized cost deposits by:
Banks (4)	$5,058	$1,963	$1,396	$19,204	$27,621	$32,546
Business and government (5)	80,445	42,847	219,450	242,755	585,497	575,019
Individuals (5)	3,790	37,425	153,380	112,327	306,922	320,767
Total amortized cost deposits	89,293	82,235	374,226	374,286	920,040	928,332
Deposits at FVTPL	–	–	–	56,162	56,162	54,108
Total (6)	$89,293	$82,235	$374,226	$430,448	$976,202	$982,440
Booked in:
Canada	$76,415	$71,323	$167,666	$305,454	$620,858	$618,141
United States	12,769	10,912	204,183	77,608	305,472	314,066
Other countries	109	–	2,377	47,386	49,872	50,233
Total	$89,293	$82,235	$374,226	$430,448	$976,202	$982,440

(1)	Includes $43,766 million of non-interest bearing deposits as at October 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $62,843 million of senior unsecured debt as at October 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)	We have unencumbered liquid assets of $393,535 million as at October 31, 2025 to support these and other deposit liabilities ($396,338 million as at October 31, 2024).
(4)	Includes regulated and central banks.
(5)	The carrying value of deposits that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
(6)
Included in deposits as at October 31, 2025 and 2024 are $508,058 million and $521,160 million, respectively, of deposits denominated in U.S. dollars, and $59,697 million and $54,397 million, respectively, of deposits denominated in other foreign currencies.

Deposits are measured at amortized cost, except structured notes, money market deposits and metals deposits, which are measured at FVTPL. Deposits payable on demand are comprised primarily of our customers’ chequing accounts, on some of which we pay interest. Our customers do not need to notify us prior to withdrawing money from their chequing accounts. Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date comprise
:
•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as retail and small business term deposits, wholesale funding and guaranteed investment certificates. Deposits totalling $27,819 million as at October 31, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty.

•	Commercial paper, which totalled $43,617 million as at October 31, 2025 ($51,500 million as at October 31, 2024).
•	Covered bonds, which totalled $24,053 million as at October 31, 2025 ($26,957 million as at October 31, 2024).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2025	$259,670	$69,206	$47,386	$376,262
As at October 31, 2024	285,555	77,313	48,086	410,954
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2025	$51,591	$32,105	$56,129	$119,845	$259,670
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555
Deposits Designated at FVTPL
Our deposits designated at FVTPL include structured note liabilities, money market and metals deposits. This designation aligns the accounting result with the way the portfolio is managed. We also include the value of embedded options related to certain structured deposits which are carried at amortized cost. The change in fair value of these deposits is recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income, with the changes in fair value due to own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year.

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value – (losses) recorded in the Consolidated Statement of Income (1)	Change in fair value – (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value – gains (losses) due to own credit risk recognized in AOCI (before tax)
As at October 31, 2025	$56,162	$57,743	$(1,581)	$(1,313)	$(365)	$(341)
As at October 31, 2024	54,108	56,300	(2,192)	(4,815)	(841)	24

(1)	Change in fair value may be offset by the related change in fair value on hedge contracts.